ADVANCED SERIES TRUST

AST Mid-Cap Growth Portfolio

Supplement dated August 25, 2021 to the
Currently Effective Summary Prospectus, Prospectus
and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for Advanced Series Trust relating to the AST Mid-Cap Growth Portfolio (the Portfolio). The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus.

Effective immediately, Eric Braz is added as a Portfolio Manager for the Portfolio. Eric B. Fischman, CFA and Paul Gordon will continue to serve as portfolio managers for the Portfolio.

To reflect this change, the Trust’s Prospectus and SAI is hereby revised as follows:

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I.	The table in the section of the Prospectus entitled “Summary: AST Mid-Cap Growth Portfolio – Management of the Portfolio” is hereby revised by adding the following with respect to Mr. Braz:

Investment Managers	Subadviser	Portfolio Managers	Title	Service Date
PGIM Investments LLC	Massachusetts Financial Services Company	Eric Braz	Portfolio Manager	June 2021
AST Investment Services, Inc.

II.	The following hereby replaces the first sentence in the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Manager – AST Mid-Cap Growth Portfolio – MFS Segment”:

The MFS co-portfolio managers who are jointly and primarily responsible for the day-to-day management of the segment of the Portfolio managed by MFS are Eric B. Fischman, CFA, Paul Gordon and Eric Braz.

III.	The following is hereby added to the section of the Prospectus entitled “HOW THE TRUST IS MANAGED – Portfolio Manager – AST Mid-Cap Growth Portfolio”:

Eric Braz, an Investment Officer of MFS, is a co-manager of the Portfolio. He has been employed in the investment area of MFS since 2007.

IV.	The table in Part I of the SAI entitled “PORTFOLIO MANAGERS: OTHER ACCOUNTS – AST Mid-Cap Growth Portfolio” is hereby revised by adding the following disclosure:

Subadviser	Portfolio Managers	Registered Investment Companies* (in millions)	Other Pooled Investment Vehicles* (in millions)	Other Accounts* (in millions)	Ownership of Portfolio Securities*
Massachusets Financial Services Company	Eric Braz	6/$17,894.5	4/$1,011.5	6/$878.4	None

*Information as of 7/31/2021.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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